Segment Information	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment Information

3. Segment Information

Operating segments are defined as components of an entity for which separate discrete financial information is made available and that is regularly evaluated by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company is a healthcare software company with solutions focused on digital medical image management, exchange, and sharing. The Company’s operations are organized and reported as a single reportable segment, which includes all activities related to digital medical image management, exchange, and sharing. The Company’s CODM, its chief executive officer, reviews operating results on an aggregate basis and manages the operations as a single operating segment. The CODM evaluates performance and allocates resources based on operating loss that also is reported on the statements of operations as operating loss, and cash used in operations which is reported on the statements of cash flows. Significant expenses reviewed by the CODM include those that are presented in the condensed consolidated statements of operations. The measure of segment assets is reported on the condensed consolidated balance sheets as total assets. Substantially all long-lived assets are located in the United States.

The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	Three Months Ended March 31,
	2025	2024
Americas	$119	$177
Europe and Middle East	4	71
Asia Pacific	14	-
Total	$137	$248